                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2002


Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Eminence Capital, LLC
Address:  200 Park Avenue, Suite 3300
          New York, New York 10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ricky C. Sandler
Title:  Managing Member
Phone:  (212) 808-3590

Signature, Place, and Date of Signing:

      /s/ Ricky Sandler            New York, New York       November 11, 2002
------------------------------     ------------------      --------------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                  ---------

Form 13F Information Table Entry Total:                  62
                                                  ---------

Form 13F Information Table Value Total:            $753,310
                                                  ---------
                                                 (thousands)

List of Other Included Managers:

None
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
                                                                                                                  Voting Authority
                                  Title                Value                              Investment  Other   ---------------------
    Name of Issuer                Of Class   Cusip   (X $1,000)    Shares SH/PRN Put/Call Discretion Managers    Sole   Shared None
    --------------                -------- --------- ---------- ---------------- -------- ---------- -------- --------- ------ ----
 1 99 Cents Only Stores            Common  65440K106    1,035      50,000 SHARES             SOLE                50,000
 2 Abercrombie & Fitch Co          Common  002896207   57,043   2,900,000 SHARES             SOLE             2,900,000
 3 Albertson's Inc                 Common  013104104    1,812      75,000 SHARES             SOLE                75,000
 4 Allergan Inc                    Common  018490102    4,080      75,000 SHARES             SOLE                75,000
 5 Allied Capital Corp             Common  01903Q108    2,189     100,000 SHARES             SOLE               100,000
 6 Alloy Inc                       Common  019855105    3,844     462,600 SHARES             SOLE               462,600
 7 American Express Co             Common  025816109   23,385     750,000 SHARES             SOLE               750,000
 8 Block H & R Inc                 Common  093671105   19,535     465,000 SHARES             SOLE               465,000
 9 Campbell Soup Company           Common  134429109    9,605     435,000 SHARES             SOLE               435,000
10 Carnival Corp                   Common  143658102   19,453     775,000 SHARES             SOLE               775,000
11 Christopher & Banks Co          Common  171046105    1,884      75,000 SHARES             SOLE                75,000
12 Comverse Technology Inc         Common  205862402   22,368   3,200,000 SHARES             SOLE             3,200,000
13 Cooper Companies Inc.           Common  216648402    5,250     100,000 SHARES             SOLE               100,000
14 Cost Plus, Inc.                 Common  221485105    1,343      50,000 SHARES             SOLE                50,000
15 Diamond Trust Series I          Common  252787106   15,200     200,000 SHARES             SOLE               200,000
16 Fair Issac & Co Inc             Common  303250104    1,635      50,000 SHARES             SOLE                50,000
17 Federal Agricultural Mtg Corp   Common  313148306    2,951     100,000 SHARES             SOLE               100,000
18 Fidelity National Fin'l Inc     Common  316326107   41,673   1,450,000 SHARES             SOLE             1,450,000
19 Foot Locker Inc                 Common  344849104   34,965   3,500,000 SHARES             SOLE             3,500,000
20 Franklin Resources Inc          Common  354613101   18,660     600,000 SHARES             SOLE               600,000
21 GSI Commerce Inc                Common  36238G102    2,020     400,000 SHARES             SOLE               400,000
22 Heidrick & Struggles Inc        Common  422819102   25,823   1,700,000 SHARES             SOLE             1,700,000
23 Hotels.com Inc                  Common  44147T108    2,529      50,000 SHARES             SOLE                50,000
24 IMS Health Inc                  Common  449934108    8,982     600,000 SHARES             SOLE               600,000
25 Impath Inc                      Common  45255G101    2,582     200,000 SHARES             SOLE               200,000
26 Insignia Financial Group Inc    Common  45767A105   10,519   1,340,000 SHARES             SOLE             1,340,000
27 International Game Technology   Common  459902102   51,855     750,000 SHARES             SOLE               750,000
28 Iron Mountain Inc               Common  462846106   13,182     527,499 SHARES             SOLE               527,499
29 Kellwood Company                Common  488044108    2,286     100,000 SHARES             SOLE               100,000
30 Kerzner Intl Ltd                Common  P6065Y107   13,800     600,000 SHARES             SOLE               600,000
31 Kinder Morgan Inc               Common  49455P101   10,635     300,000 SHARES             SOLE               300,000
32 Kinder Morgan Mgt LLC           Common  49455U100    4,463     150,000 SHARES             SOLE               150,000
33 Kindred Healthcare Inc          Common  494580103    2,777      75,000 SHARES             SOLE                75,000
34 Kroger Company                  Common  501044101   14,100   1,000,000 SHARES             SOLE             1,000,000
35 LNR Property Corp               Common  501940100   23,345     700,000 SHARES             SOLE               700,000
36 Labranche & Co                  Common  505447102   14,175     700,000 SHARES             SOLE               700,000
37 Lennar Corp                     Common  526057104   13,945     250,000 SHARES             SOLE               250,000
38 Liberty Media Corp              Common  530718105   14,360   2,000,000 SHARES             SOLE             2,000,000
39 Mettler-Toledo Int'l            Common  592688105    1,758      67,600 SHARES             SOLE                67,600
40 Movie Gallery Inc               Common  624581104    1,501     100,000 SHARES             SOLE               100,000
41 NDC Health Corp                 Common  639480102    1,944     125,000 SHARES             SOLE               125,000
42 Nautica Enterprises Inc         Common  639089101    7,800     750,000 SHARES             SOLE               750,000
43 New York Community Bancorp      Common  649445103   16,902     600,000 SHARES             SOLE               600,000
44 Nordstrom Inc                   Common  655664100    1,346      75,000 SHARES             SOLE                75,000
45 Omnicare Inc                    Common  681904108   46,464   2,200,000 SHARES             SOLE             2,200,000
46 Oxford Health Plans Inc         Common  691471106   31,152     800,000 SHARES             SOLE               800,000
47 Palm Inc                        Common  696642107      108     146,262 SHARES             SOLE               146,262
48 PFSWeb Inc                      Common  717098107       83     275,811 SHARES             SOLE               275,811
49 Petsmart Inc                    Common  716768106    7,480     420,000 SHARES             SOLE               420,000
50 Principal Financial Group Inc   Common  74251V102    1,964      75,000 SHARES             SOLE                75,000
51 Ross Stores Inc                 Common  778296103   22,097     620,000 SHARES             SOLE               620,000

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
                                                                                                                  Voting Authority
                                  Title                Value                              Investment  Other   ---------------------
    Name of Issuer                Of Class   Cusip   (X $1,000)    Shares SH/PRN Put/Call Discretion Managers    Sole   Shared None
    --------------                -------- --------- ---------- ---------------- -------- ---------- -------- --------- ------ ----
52 S&P Depository Receipts         Common  78462F103   16,358     200,000 SHARES             SOLE               200,000
53 SCP Pool Corp                   Common  784028102    2,056      75,000 SHARES             SOLE                75,000
54 Stratos Lightwave               Common  863100103       13      35,352 SHARES             SOLE                35,352
55 Scholastic Corp                 Common  807066105    2,234      50,000 SHARES             SOLE                50,000
56 Shuffle Master Inc              Common  825549108    1,396      75,000 SHARES             SOLE                75,000
57 Spider Midcap                   Common  595635103   18,563     250,000 SHARES             SOLE               250,000
58 Tetra Tech Inc                  Common  88162G103      799     100,000 SHARES             SOLE               100,000
59 Tribune Co                      Common  896047107    4,181     100,000 SHARES             SOLE               100,000
60 United Rentals Inc              Common  911363109      844     100,000 SHARES             SOLE               100,000
61 Ventas Inc                      Common  92276F100   35,044   2,625,000 SHARES             SOLE             2,625,000
62 W.P. Stewart & Co Ltd           Common  G84922106   11,935     700,000 SHARES             SOLE               700,000
                                                      753,310
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